Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Movements in Provisions

(CAD$ in millions)	2024	2023
At December 31	$2,626	$4,198
Less current portion of provisions	(187)	(347)
Non-current provisions	$2,439	$3,851

The following table summarizes the movements in provisions for the year ended December 31, 2024:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
At January 1, 2024	$3,907	$291	$4,198
Settled during the year	(123)	(27)	(150)
Change in discount rate	(397)	—	(397)
Change in amount and timing of cash flows	374	40	414
Accretion	177	5	182
Change from the NSC/POSCO transaction	127	—	127
Sale of steelmaking coal business	(1,828)	(28)	(1,856)
Other	(4)	—	(4)
Changes in foreign exchange rates	95	17	112
At December 31, 2024	$2,328	$298	$2,626
Less current portion of provisions	(149)	(38)	(187)
Non-current provisions	$2,179	$260	$2,439